24. Post-Employment Benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfActuarialEvaluationLineItems [Line Items]
Total liabilities or partially covered	R$ 9,201,030	R$ 8,123,419
Fair value of the plan assets	(8,642,068)	(7,826,550)
Plan coverage status	558,962	296,869
Unrecognized asset	408,652	568,165
Total	967,614	865,034
Unified Plan
DisclosureOfActuarialEvaluationLineItems [Line Items]
Total liabilities or partially covered	5,914,764	5,352,894	R$ 4,951,078	R$ 4,174,885
Fair value of the plan assets	(6,290,841)	(5,834,572)	(5,478,802)	(4,487,550)
Plan coverage status	(376,077)
Unrecognized asset	376,077
Total	0
Plan III
DisclosureOfActuarialEvaluationLineItems [Line Items]
Total liabilities or partially covered	2,145,661	1,734,568	1,565,121	1,170,528
Fair value of the plan assets	(2,178,236)	(1,821,055)	(1,793,516)	(1,162,969)
Plan coverage status	(32,575)
Unrecognized asset	32,575
Total	0
Assistance Plan
DisclosureOfActuarialEvaluationLineItems [Line Items]
Total liabilities or partially covered	1,140,605	1,035,957	933,914	756,282
Fair value of the plan assets	(172,991)	R$ (170,923)	R$ (165,301)	R$ (162,630)
Plan coverage status	967,614
Unrecognized asset	0
Total	R$ 967,614